Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Reconciliation of changes in other provisions
Balance at the beginning of the period	$ 37.9	$ 38.1
Provisions made	143.8	10.5
Provisions acquired	1.4
Provisions used	(15.6)	(11.2)
Provisions reversed	(0.2)	(0.1)
Unwinding of discount	0.5	0.6
Foreign currency translation	0.2
Balance at the end of the period	168.0	37.9
Current			$ 8.7	$ 4.7	$ 9.2
Non-current			159.3	33.2	$ 28.9
Total	37.9	38.1	168.0	37.9
Warranty and after sale service
Reconciliation of changes in other provisions
Balance at the beginning of the period	33.8	28.7
Provisions made	7.2	6.8
Provisions used	(2.0)	(2.1)
Unwinding of discount	0.4	0.4
Balance at the end of the period	39.4	33.8
Current			3.6	3.2
Non-current			35.8	30.6
Total	33.8	28.7	39.4	33.8
Restructuring costs
Reconciliation of changes in other provisions
Balance at the beginning of the period	1.5	6.4
Provisions made	13.7	3.7
Provisions used	(12.7)	(8.5)
Provisions reversed	(0.2)	(0.1)
Balance at the end of the period	2.3	1.5
Current			2.3	1.5
Total	1.5	6.4	2.3	1.5
Liability to dissenting shareholders
Reconciliation of changes in other provisions
Provisions made	118.3
Balance at the end of the period	118.3
Current			1.6
Non-current			116.7
Total	118.3		118.3
Others
Reconciliation of changes in other provisions
Balance at the beginning of the period	2.6	3.0
Provisions made	4.6
Provisions acquired	1.4
Provisions used	(0.9)	(0.6)
Unwinding of discount	0.1	0.2
Foreign currency translation	0.2
Balance at the end of the period	8.0	2.6
Current			1.2
Non-current			6.8	2.6
Total	$ 2.6	$ 3.0	$ 8.0	$ 2.6